Operating Lease Agreements	12 Months Ended
Dec. 31, 2017
Leases, Operating [Abstract]
Operating Lease Agreements
Operating lease agreements

At December 31, 2017, the Company was the lessee at 2,743 locations through ground leases (the Company leases the land and the Company or franchisee owns the building) and through improved leases (the Company leases land and buildings). Lease terms for most restaurants vary between 10 and 20 years and, in many cases, provide for rent escalations and renewal options, with certain leases providing purchase options. Escalations terms vary by reporting unit, with examples including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. According to rental terms, the Company pays monthly rent based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. For most locations, the Company is obligated for the related occupancy costs including property taxes, insurance and maintenance. However, for franchised sites, the Company requires the franchisees to pay these costs. In addition, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

In March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. The Company was required to make a cash deposit of $5,325 as collateral for the obligations assumed under this agreement. On December 22, 2017, the Company entered into an amendment to the agreement, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. Under the new agreement, the Company was required to make a cash collateral deposit of $2,500.

At December 31, 2017, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total
2018	$141,641	$6,844	$148,485
2019	124,242	4,639	128,881
2020	109,389	4,378	113,767
2021	94,080	3,333	97,413
2022	76,339	2,729	79,068
Thereafter	350,413	14,570	364,983
Total minimum payment	$896,104	$36,493	$932,597

The following table provides detail of rent expense for fiscal years 2017, 2016 and 2015:

	2017	2016	2015
Company-operated restaurants (i)	$148,505	$131,142	$135,232
Franchised restaurants (ii)	54,711	43,311	36,381
Total rent expense	$203,216	$174,453	$171,613

(i)	Included within “Occupancy and other operating expenses” in the consolidated statements of income (loss).

(ii)	Included within “Franchised restaurants – occupancy expenses” in the consolidated statements of income (loss).
The following table provides a breakdown detail of rent expense between minimum and contingent rentals for fiscal years 2017, 2016 and 2015:

	2017	2016	2015
Minimum rentals	$138,496	$122,726	$122,110
Contingent rentals based on sales	64,720	51,727	49,503
Total rent expense	$203,216	$174,453	$171,613